Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Concentrations (Details) [Line Items]
Concentration risk percentage	47.40%	24.00%	49.40%
Number of customers	3	1
Number of suppliers			4
Concentrations of credit risk [Member]
Concentrations (Details) [Line Items]
Cash (in Dollars)			$ 77,000
FDIC coverage (in Dollars)			$ 250,000
Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			49.40%	25.90%
Number of customers			3	2
Geographic concentrations description				No other geographical area accounting for more than 10% of total sales during the year ended December 31, 2019. For the year ended December 31, 2019, approximately 80% of all sales were in the United States, respectively.
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	57.30%
Concentration risk, percentage			77.10%	58.30%
Number of customers	2		2	3
One customer [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			18.10%
One customer [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			40.80%	15.80%
Customer Two [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	11.30%
Customer Two [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			15.60%	12.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	30.60%
Concentration risk, percentage			36.30%	25.50%
Three customer [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			15.70%
Three customer [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage				17.00%
Customer One [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	12.60%
Customer One [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage				13.90%
Customer One [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	26.70%
Customer three [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	23.50%
India [Member]
Concentrations (Details) [Line Items]
Number of customers			1
India [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			15.60%
Australia [Member]
Concentrations (Details) [Line Items]
Number of customers			1
Australia [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			15.70%
Philippines [Member]
Concentrations (Details) [Line Items]
Number of customers			1
United States [Member] | Total sales [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage			18.10%